UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Connecticut Municipal Money Market Fund

August 31, 2009

1.805761.105

CTM-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.2%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.9%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,900,000	$ 1,900,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	900,000	900,000
Series 2008 B3, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,400,000	1,400,000
		2,300,000
Connecticut - 82.3%
Avon Gen. Oblig. BAN 3.5% 10/22/09	25,797,000	25,837,481
Berlin Gen. Oblig. BAN 2.5% 9/2/09	11,495,000	11,495,411
Bethel Gen. Oblig. BAN 0.75% 11/30/09	20,000,000	20,013,613
Brookfield Gen. Oblig. BAN 2.75% 9/14/09	10,745,000	10,749,217
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 0.15%, LOC HSBC Bank USA, NA, VRDN (a)	21,300,000	21,300,000
Series 1999, 0.62%, LOC HSBC Bank USA, NA, VRDN (a)	1,075,000	1,075,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.) Series 1999:
1.5% tender 9/17/09, CP mode	9,900,000	9,900,000
1.6% tender 9/2/09, CP mode	9,000,000	9,000,000
(Central Vermont Pub. Svc. Corp. Proj.) Series 1985, 2%, LOC Citizens Bank of Pennsylvania, VRDN (a)	5,000,000	5,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 1.78%, LOC RBS Citizens NA, VRDN (a)(d)	4,710,000	4,710,000
Series 2004 B, 1.78%, LOC RBS Citizens NA, VRDN (a)	2,425,000	2,425,000
Connecticut Gen. Oblig.:
Bonds:
Series 2001 C:
5.25% 12/15/09	3,030,000	3,066,157
5.25% 12/15/09	5,650,000	5,718,477
Series 2002 D, 5% 11/15/09	1,000,000	1,008,902
Series 2003 D, 5% 8/1/10	5,000,000	5,204,121
Series 2007 A, 4% 5/1/10	1,750,000	1,790,806
Series 2008 B, 4% 4/15/10	1,100,000	1,122,866
Series 2008 C:
3.5% 11/1/09	2,000,000	2,007,110
4% 11/1/09	9,095,000	9,124,675
Series 2009 B, 2% 3/1/10	12,750,000	12,840,545
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Bonds:
Series 2009 C, 2% 3/1/10	$ 28,300,000	$ 28,500,975
5% 3/15/10	6,275,000	6,423,650
Participating VRDN:
Series Putters 320, 0.27% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,985,000	5,985,000
Series Putters 3278, 0.27% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,325,000	4,325,000
BAN Series 2009 A, 2% 4/28/10	19,800,000	19,997,348
Series 2004 A, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	47,090,000	47,090,000
Series B, 0.18% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	44,960,000	44,960,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Connecticut State Univ. Sys. Proj.) Series D2, 5% 11/1/09	2,500,000	2,514,488
Participating VRDN:
Series BA 08 1080, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	13,114,000	13,114,000
Series BA 08 1086, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	21,000,000	21,000,000
Series BBT 08 17, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,255,000	10,255,000
Series BBT 08 32, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	9,699,000	9,699,000
Series EGL 02 6027 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.29% (Liquidity Facility Citibank NA) (a)(e)	37,500,000	37,500,000
Series Floaters 13 TP, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,300,000	7,300,000
Series Putters 2861, 0.16% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,400,000	3,400,000
Series ROC II R 10347, 0.29% (Liquidity Facility Citibank NA) (a)(e)	32,600,000	32,600,000
(Avon Old Farms Proj.):
Series A, 0.3%, LOC Bank of America NA, VRDN (a)	13,010,000	13,010,000
Series B, 0.3%, LOC Bank of America NA, VRDN (a)	4,760,000	4,760,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.3%, LOC Bank of America NA, VRDN (a)	2,540,000	2,540,000
(Gaylord Hosp. Proj.) Series B, 0.3%, LOC Bank of America NA, VRDN (a)	7,080,000	7,080,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Greater Hartford YMCA Proj.) Series 2008 B, 0.13%, LOC Bank of America NA, VRDN (a)	$ 3,920,000	$ 3,920,000
(Greenwich Family YMCA Proj.) Series A, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	13,700,000	13,700,000
(Greenwich Hosp. Proj.) Series C, 0.22%, LOC Bank of America NA, VRDN (a)	11,345,000	11,345,000
(Griffin Hosp. Proj.) Series C, 0.25%, LOC Wachovia Bank NA, VRDN (a)	23,125,000	23,125,000
(Hamden Hall Country Day School Proj.) Series A, 1.9%, LOC RBS Citizens NA, VRDN (a)	11,535,000	11,535,000
(Hartford Hosp. Proj.) Series B, 0.3%, LOC Bank of America NA, VRDN (a)	22,380,000	22,380,000
(Health Care Cap. Asset Prog.):
Series A1, 0.3%, LOC Bank of America NA, VRDN (a)	18,515,000	18,515,000
Series B1, 0.3%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
(Hosp. of Central Connecticut Proj.) Series A, 0.24%, LOC Bank of America NA, VRDN (a)	14,200,000	14,200,000
(Masonicare Corp. Proj.):
Series C, 0.17%, LOC Wachovia Bank NA, VRDN (a)	78,420,000	78,420,000
Series D, 0.2%, LOC Wachovia Bank NA, VRDN (a)	34,395,000	34,395,000
(Pomfret School Issue Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (a)	4,675,000	4,675,000
(Ridgefield Academy Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
(Sacred Heart Univ. Proj.) Series F, 0.3%, LOC Bank of America NA, VRDN (a)	20,205,000	20,205,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	136,300,000	136,300,000
(The Taft School Proj.) Series H, 0.47%, LOC Wachovia Bank NA, VRDN (a)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	8,230,000	8,230,000
(United Methodist Home Proj.) Series 2001 A, 0.45%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
(Univ. of Bridgeport Proj.) Series B, 0.24%, LOC Banco Santander SA, VRDN (a)	9,805,000	9,805,000
(Univ. of New Haven Proj.):
Series E, 0.25%, LOC Wachovia Bank NA, VRDN (a)	7,785,000	7,785,000
Series G, 0.27%, LOC Wachovia Bank NA, VRDN (a)	13,880,000	13,880,000
(Washington Montessori School Proj.) Series A, 0.45%, LOC Wachovia Bank NA, VRDN (a)	4,275,000	4,275,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Wesleyan Univ. Proj.):
Series D, 0.33% (Liquidity Facility Bank of America NA), VRDN (a)	$ 3,800,000	$ 3,800,000
Series E, 0.12% (Liquidity Facility Bank of America NA), VRDN (a)	20,400,000	20,400,000
(Yale Univ. Proj.):
Series T2, 0.15%, VRDN (a)	36,950,000	36,950,000
Series U1, 0.15%, VRDN (a)	29,850,000	29,850,000
Series U2, 0.15%, VRDN (a)	12,100,000	12,100,000
Series V2, 0.1%, VRDN (a)	9,405,000	9,405,000
Series Y3, 0.1%, VRDN (a)	9,000,000	9,000,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	20,100,000	20,100,000
Series L1, 0.22%, LOC Bank of America NA, VRDN (a)	12,000,000	12,000,000
Series L2, 0.22%, LOC Bank of America NA, VRDN (a)	11,930,000	11,930,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	26,055,000	26,055,000
Connecticut Hsg. Fin. Auth.:
(Connecticut Gen. Hsg. Proj.) Series 2001 B4, 0.45% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	4,870,000	4,870,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.39% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	11,949,000	11,949,000
Series 1990 C, 0.39% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	6,610,000	6,610,000
Series 2000 B3, 0.38% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	8,300,000	8,300,000
Series 2001 D3, 0.38% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	4,900,000	4,900,000
Series 2002 D1, 0.26% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	165,000	165,000
Series 2002 F2, 0.45% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	20,735,000	20,735,000
Series 2003 E4, 0.42% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	400,000	400,000
Series 2008 E, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)(d)	39,700,000	39,700,000
Series 2009 A2, 0.1% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	27,000,000	27,000,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 1996 C, 6% 10/1/09	$ 5,050,000	$ 5,064,624
Series 2001 B, 5% 10/1/09	12,850,000	12,891,441
Series 2008 A, 3% 11/1/09	9,460,000	9,491,331
Series 2009 1, 3% 2/1/10	2,605,000	2,632,889
Connecticut State Revolving Fund Gen. Rev. Bonds Series 2009 A, 2% 6/1/10	2,795,000	2,827,252
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	19,400,000	19,673,086
Derby Gen. Oblig. BAN 1.5% 6/3/10	5,500,000	5,543,292
East Haddam Gen. Oblig. BAN 2% 5/11/10	3,325,000	3,347,827
Fairfield Gen. Oblig. BAN 1.5% 7/23/10	19,600,000	19,782,350
Greenwich Gen. Oblig. BAN Series 2009, 1% 1/28/10	52,000,000	52,119,126
Groton Town Gen. Oblig. BAN 3.75% 10/28/09	5,365,000	5,379,786
Guilford Gen. Oblig. BAN 2% 8/25/10	11,400,000	11,562,351
Ledyard Gen. Oblig. BAN 2% 7/13/10	9,520,000	9,622,734
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN 2% 1/15/10	2,645,000	2,656,231
Manchester Gen. Oblig. Bonds Series 2009 A, 1.5% 7/2/10	14,743,000	14,871,317
Montville Gen. Oblig. BAN 2.5% 11/17/09	12,000,000	12,029,218
Naugatuck Gen. Oblig. BAN 1.5% 2/4/10	6,200,000	6,226,157
New Haven Gen. Oblig. Series A, 0.5% 9/9/09, LOC Landesbank Hessen-Thuringen, CP	8,562,000	8,562,000
North Branford Gen. Oblig. BAN 2.5% 11/11/09	16,720,000	16,751,700
Norwich Gen. Oblig. BAN 2.5% 12/16/09	8,045,000	8,079,696
Plainville Gen. Oblig. BAN 4% 10/29/09	10,000,000	10,016,986
Shelton Gen. Oblig. BAN Series 2009, 1.5% 8/3/10	10,750,000	10,848,437
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 1998, 0.29%, LOC Bank of America NA, VRDN (a)(d)	11,800,000	11,800,000
Stratford Gen. Oblig. BAN 2.25% 12/17/09	5,700,000	5,717,660
Wilton Gen. Oblig. BAN 1% 2/9/10	9,250,000	9,271,360
Windsor Locks Gen. Oblig. BAN 1.5% 11/4/09	5,400,000	5,408,221
		1,562,184,914
Georgia - 0.4%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 0.8%, LOC Bayerische Landesbank, VRDN (a)	7,160,000	7,160,000
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Rev. (Masonic Nursing Home, Inc. Proj.) Series 2002, 1.5%, LOC RBS Citizens NA, VRDN (a)	5,425,000	5,425,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 1.62%, LOC RBS Citizens NA, VRDN (a)	$ 2,200,000	$ 2,200,000
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 0.8%, LOC Bayerische Landesbank, VRDN (a)(d)	1,800,000	1,800,000
Series 2008 D2, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	2,100,000	2,100,000
		3,900,000
Ohio - 0.4%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 1.62%, LOC RBS Citizens NA, VRDN (a)	7,200,000	7,200,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 1.83%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,110,000	2,110,000
Puerto Rico - 2.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	17,100,000	17,100,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.1%, LOC UBS AG, VRDN (a)	9,500,000	9,500,000
Series 2007 A7, 0.3%, LOC UBS AG, VRDN (a)	12,600,000	12,600,000
Series 2008 B, 0.1%, LOC Wachovia Bank NA, VRDN (a)	2,000,000	2,000,000
		41,200,000
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.6%, LOC Landesbank Baden-Wuert, VRDN (a)	6,000,000	6,000,000
West Virginia - 0.3%
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 2.5% tender 9/1/09, LOC Dexia Cr. Local de France, CP mode (d)	5,500,000	5,500,000
Municipal Securities - continued
	Shares	Value
Other - 12.4%
Fidelity Municipal Cash Central Fund, 0.27% (b)(c)	235,592,000	$ 235,592,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,882,671,914)		1,882,671,914
NET OTHER ASSETS - 0.8%		16,128,937
NET ASSETS - 100%		$ 1,898,800,851
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 876,864
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,882,671,914.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New Jersey Municipal Money Market Fund

August 31, 2009

1.805776.105

NJS-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.9%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 7,200,000	$ 7,200,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,100,000	1,100,000
Series 2008 B3, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,700,000	1,700,000
		2,800,000
Delaware/New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Series 2008, 0.2%, LOC TD Banknorth, NA, VRDN (a)	6,200,000	6,200,000
Georgia - 0.4%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 F, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	8,300,000	8,300,000
Indiana - 0.3%
South Bend Econ. Dev. Rev. (PEI/Genesis, Inc. Proj.) Series 2007, 2.46%, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	7,395,000	7,395,000
Massachusetts - 0.4%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 1052Z, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,995,000	8,995,000
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 0.8%, LOC Bayerische Landesbank, VRDN (a)(d)	2,200,000	2,200,000
Series 2008 D2, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	2,900,000	2,900,000
		5,100,000
New Jersey - 65.0%
Bergen County Impt. Auth. Rev.:
Bonds Series 2007 B, 5% 12/15/09	1,780,000	1,800,071
BAN Series 2009 A, 1.25% 5/11/10	43,100,000	43,342,815
Bernards Township Gen. Oblig. BAN 3% 10/29/09	9,300,000	9,326,504
Brick Township Gen. Oblig. BAN Series C, 3.5% 11/20/09	18,261,837	18,353,176
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2008, 3% 11/24/09	6,900,000	6,923,455
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Burlington County Gen. Oblig. BAN:
Series 2008 D, 3.5% 10/22/09	$ 9,000,000	$ 9,016,607
Series 2009 A, 1.5% 5/28/10	14,443,000	14,550,192
2.5% 9/11/09	39,115,000	39,124,059
Camden County Impt. Auth. Rev. Bonds (County Cap. Prog.) Series 2008, 3% 1/15/10	1,295,000	1,303,607
Camden Gen. Oblig. BAN Series 2009 B, 2% 8/25/10	10,266,250	10,341,776
Chatham Township Gen. Oblig. BAN Series B, 2% 7/23/10	760,000	766,698
Cherry Hill Township Gen. Oblig. BAN 3.5% 10/20/09	15,204,000	15,226,125
Cinnaminson Township BAN Series A, 2% 4/20/10	8,000,000	8,033,457
East Brunswick Township Gen. Oblig. BAN 3.5% 1/8/10	25,600,000	25,805,583
Fair Lawn Gen. Oblig. BAN 2.5% 12/17/09	4,734,000	4,753,207
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,185,000	4,185,000
Glassboro Gen. Oblig. BAN Series A, 2% 1/28/10	5,955,300	5,986,918
Gloucester County Gen. Oblig. Bonds Series 2009, 2% 1/15/10	2,200,000	2,210,178
Harding Township Gen. Oblig. BAN 2.5% 2/19/10	2,033,000	2,047,144
Hopewell Township Gen. Oblig. BAN 1.5% 6/10/10	16,742,000	16,877,170
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.22%, LOC Bank of New York, New York, VRDN (a)	12,820,000	12,820,000
Jersey City Gen. Oblig. Bonds Series 2005 C, 5% 9/1/09	1,455,000	1,455,000
Long Hill Township BAN 2% 3/19/10	2,300,000	2,311,411
Madison Borough Gen. Oblig. BAN 2% 1/22/10	4,700,000	4,725,056
Mercer County Impt. Auth. Rev. Bonds (Site and Disp. Facilities Proj.) Series 1992, 0% 4/1/10	3,500,000	3,484,045
Millburn Township Gen. Oblig. BAN 2% 2/10/10	7,699,400	7,745,909
Montclair Township Gen. Oblig. BAN:
1.5% 3/12/10	14,500,000	14,552,927
2.5% 12/18/09	10,000,000	10,030,595
2.5% 12/18/09	4,500,000	4,513,768
Montgomery Township Gen. Oblig. BAN 2.5% 1/15/10	13,500,000	13,580,734
Morris County Gen. Oblig. BAN Series 2008, 3% 9/18/09	5,250,000	5,253,197
Morris Plains BAN 2% 7/23/10	1,835,000	1,845,466
Mount Laurel Township Gen. Oblig. BAN 3.5% 10/29/09	13,124,000	13,150,934
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Duke Farms Foundation Proj.) Series 2009 A, 0.1%, LOC Northern Trust Co., Chicago, VRDN (a)	6,600,000	6,600,000
(Ranney School Proj.) Series 2007, 0.2%, LOC Banco Santander SA, VRDN (a)	13,100,000	13,100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(The Institute of Electrical & Electronics Engineers, Inc. Proj.) Series 2001 A, 0.43%, LOC Wachovia Bank NA, VRDN (a)	$ 3,285,000	$ 3,285,000
(The Pennington School Proj.) Series 2005, 2%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2007, 0.11%, LOC Wells Fargo Bank NA, VRDN (a)(d)	8,800,000	8,800,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	8,300,000	8,300,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	7,395,000	7,395,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2005 O, 5% 3/1/10	3,500,000	3,578,182
(Applewood Estates Proj.) Series 2005 C, 0.23%, LOC Commerce Bank NA, VRDN (a)	5,625,000	5,625,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 0.2%, LOC Banco Santander SA, VRDN (a)	3,800,000	3,800,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.22%, LOC TD Banknorth, NA, VRDN (a)	1,900,000	1,900,000
(LPS Inds. Proj.) 0.58%, LOC Wachovia Bank NA, VRDN (a)(d)	5,815,000	5,815,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.2%, LOC Wachovia Bank NA, VRDN (a)	15,225,000	15,225,000
Series 2008 V3, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	21,550,000	21,550,000
Series 2008 V4, 0.19%, LOC Bank of America NA, VRDN (a)	27,000,000	27,000,000
Series 2008 V5, 0.35%, LOC Wachovia Bank NA, VRDN (a)	68,600,000	68,600,000
New Jersey Econ. Dev. Auth. School Rev. Series 2006 R1, 0.11%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	92,560,000	92,560,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) Series 2003, 0.29%, LOC Citibank NA, VRDN (a)(d)	44,080,000	44,080,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series 2006 A, 0.32%, LOC Wachovia Bank NA, VRDN (a)(d)	16,400,000	16,400,000
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Bonds Series 2001 A, 5.25% 3/1/10	4,855,000	4,970,494
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.:
Participating VRDN Series BA 08 1045, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	$ 600,000	$ 600,000
Series 1997 A, 0.38% 10/15/09, CP	2,200,000	2,200,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 0.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	3,360,000	3,360,000
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	24,000,000	24,380,941
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (a)	30,000,000	30,000,000
Series 2008 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	50,555,000	50,555,000
(Childrens Specialized Hosp. Proj.) Series 2005 B, 0.23%, LOC Wachovia Bank NA, VRDN (a)	4,835,000	4,835,000
(East Orange Gen. Hosp. Proj.) Series A2, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,140,000	7,140,000
(Meridian Health Sys. Proj.):
Series 2001 A1, 0.25%, LOC Bank of America NA, VRDN (a)(d)	2,875,000	2,875,000
Series 2003 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	13,600,000	13,600,000
Series 2003 B, 0.22%, LOC Bank of America NA, VRDN (a)	5,100,000	5,100,000
Series 2006 A4, 0.23%, LOC Wachovia Bank NA, VRDN (a)	260,000	260,000
Series 2006 A5, 0.23%, LOC Wachovia Bank NA, VRDN (a)	4,170,000	4,170,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.24%, LOC Bank of America NA, VRDN (a)	9,100,000	9,100,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.23%, LOC Wachovia Bank NA, VRDN (a)	740,000	740,000
0.23%, LOC Wachovia Bank NA, VRDN (a)	1,165,000	1,165,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
(Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.28%, LOC Bank of America NA, VRDN (a)	6,305,000	6,305,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.28%, LOC Wachovia Bank NA, VRDN (a)	7,125,000	7,125,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.24%, LOC UBS AG, VRDN (a)	18,190,000	18,190,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health Proj.):
Series 2004, 0.23%, LOC Wachovia Bank NA, VRDN (a)	$ 18,860,000	$ 18,860,000
Series 2009 D, 0.22%, LOC TD Banknorth, NA, VRDN (a)	8,500,000	8,500,000
Series 2006 A6, 0.25%, LOC Bank of America NA, VRDN (a)	200,000	200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B:
0.28%, LOC Bank of America NA, VRDN (a)	31,255,000	31,255,000
0.28%, LOC Bank of America NA, VRDN (a)	3,250,000	3,250,000
Series 2008 F, 0.29%, LOC Bank of America NA, VRDN (a)(d)	76,125,000	76,125,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.):
Series 2004 I:
0.23% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	10,625,000	10,625,000
0.23% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	14,095,000	14,095,000
0.23% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	9,875,000	9,875,000
Series 2007 V, 0.25% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	15,000,000	15,000,000
Series 2008 Y, 0.23% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	68,130,000	68,130,000
Series 2008 Z, 0.3% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	15,000,000	15,000,000
Series 2008 BB:
0.22% (Liquidity Facility TD Banknorth, NA), VRDN (a)	15,000,000	15,000,000
0.25% (Liquidity Facility TD Banknorth, NA), VRDN (a)	15,000,000	15,000,000
New Jersey Sports & Exposition Auth. Contract Rev. Bonds Series 2008 B, 3% 9/1/09	13,965,000	13,965,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN:
Series Clipper 07 9, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	16,600,000	16,600,000
Series Putters 1734 B, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	45,155,000	45,155,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	27,500,000	27,500,000
Series 2009 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,400,000	2,400,000
Series 2009 C, 0.21%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	9,500,000	9,500,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2009 D, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 10,450,000	$ 10,450,000
New Jersey Trans. Trust Fund Auth. Bonds Series 2006 A, 5% 6/15/10	9,530,000	9,858,831
New Providence Gen. Oblig. BAN:
2% 1/29/10	2,994,100	3,008,869
2.25% 1/29/10	1,080,000	1,083,419
Plainsboro Township Gen. Oblig. BAN 2.5% 1/14/10	9,530,000	9,586,587
Princeton Borough Gen. Oblig. BAN 1.5% 6/11/10	3,300,000	3,326,456
Ridgewood Gen. Oblig. BAN 2% 6/25/10	3,215,000	3,251,651
Ringwood Boro Gen. Oblig. BAN 3.5% 11/6/09	2,270,035	2,273,027
Rutgers State Univ. Rev.:
Participating VRDN Series Putters 3445, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series A, 0.38% 10/1/09, CP	1,560,000	1,560,000
Salem County Poll. Cont. Fin. Auth. Rev.:
Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.45% tender 10/7/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	12,500,000	12,500,000
(Atlantic City Elec. Co. Proj.):
Series 1997 A, 0.27%, LOC Bank of New York, New York, VRDN (a)	6,000,000	6,000,000
Series 1997 B, 0.32%, LOC Bank of New York, New York, VRDN (a)(d)	2,200,000	2,200,000
(Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B2, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	7,000,000	7,000,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A4, 0.23%, LOC Wachovia Bank NA, VRDN (a)	10,600,000	10,600,000
Summit Gen. Oblig. BAN:
1.5% 5/21/10	1,740,000	1,750,044
2% 5/6/10	1,984,500	2,000,615
3% 12/11/09	4,313,000	4,334,220
Township of Bridgewater BAN 2% 8/18/10	7,000,000	7,087,548
Trenton Gen. Oblig. BAN 3.125% 12/11/09	8,796,000	8,799,188
Union County Gen. Oblig.:
Bonds Series 2009, 2% 3/1/10	2,985,000	3,005,465
BAN:
1.75% 7/1/10	36,900,000	37,302,505
2% 7/1/10	15,000,000	15,197,116
Union Township Gen. Oblig. BAN 2% 8/6/10	9,596,000	9,645,153
Upper Saddle River Gen. Oblig. BAN 1.5% 2/26/10	8,795,472	8,829,967
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Vernon Township Gen. Oblig. BAN 3% 1/8/10	$ 15,220,539	$ 15,300,529
Washington Township Warren County Gen. Oblig. BAN 2% 5/14/10	6,300,000	6,322,095
		1,517,535,686
New Jersey/Pennsylvania - 3.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	34,100,000	34,100,000
Series 2008 B, 0.22%, LOC TD Banknorth, NA, VRDN (a)	56,800,000	56,800,000
		90,900,000
New York - 0.1%
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 1.95%, LOC RBS Citizens NA, VRDN (a)	2,100,000	2,100,000
New York & New Jersey - 13.0%
Port Auth. of New York & New Jersey:
Bonds 126th Series, 5.5% 11/15/09 (d)	8,245,000	8,299,120
Participating VRDN:
Series Austin 07 1017, 0.49% (Liquidity Facility Bank of America NA) (a)(d)(e)	70,980,000	70,980,000
Series BA 08 1066, 0.49% (Liquidity Facility Bank of America NA) (a)(d)(e)	5,565,000	5,565,000
Series BA 08 1067, 0.49% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,400,000	4,400,000
Series BA 08 1107, 0.49% (Liquidity Facility Bank of America NA) (a)(d)(e)	16,175,000	16,175,000
Series BA 09 1213, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	7,300,000	7,300,000
Series DB 636, 0.35% (Liquidity Facility Deutsche Bank AG) (a)(d)(e)	8,700,000	8,700,000
Series EGL 06 107 Class A, 0.41% (Liquidity Facility Citibank NA) (a)(d)(e)	39,200,000	39,200,000
Series GS 08 31TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	20,600,000	20,600,000
Series Putters 1546, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,860,000	3,860,000
Series Putters 2945, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,670,000	1,670,000
Series Putters 3095, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,220,000	8,220,000
Series Putters 3114, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,190,000	7,190,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 3162, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$ 22,605,000	$ 22,605,000
Series Putters 3172, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	13,505,000	13,505,000
Series 1991 1, 0.47%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1991 3, 0.47%, VRDN (a)(d)(f)	9,800,000	9,800,000
Series 1992 1, 0.44%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 3, 0.47%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1995 4, 0.47%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 2006 4, 0.45%, VRDN (a)	10,000,000	10,000,000
Series A:
0.4% 9/3/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	5,465,000	5,465,000
0.45% 10/8/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	3,385,000	3,385,000
		302,419,120
Ohio - 0.4%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 1.62%, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
Pennsylvania - 0.0%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 A, 2.15%, LOC Citizens Bank of Pennsylvania, VRDN (a)	900,000	900,000
Puerto Rico - 2.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A7, 0.3%, LOC UBS AG, VRDN (a)	26,200,000	26,200,000
Series 2008 B, 0.1%, LOC Wachovia Bank NA, VRDN (a)	37,775,000	37,775,000
		63,975,000
Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.6%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300,000	4,300,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.4%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	$ 5,500,000	$ 5,500,000
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 0.12% (BP PLC Guaranteed), VRDN (a)(d)	3,900,000	3,900,000
		9,400,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.54%, LOC Fortis Banque SA, VRDN (a)(d)	2,100,000	2,100,000
	Shares
Other - 11.1%
Fidelity Municipal Cash Central Fund, 0.27% (b)(c)	259,986,000	259,986,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $2,309,605,806)		2,309,605,806
NET OTHER ASSETS - 1.1%		26,462,611
NET ASSETS - 100%		$ 2,336,068,417
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1991 1, 0.47%, VRDN	6/18/91	$ 8,800,000
Series 1991 3, 0.47%, VRDN	12/3/03	$ 9,800,000
Series 1992 1, 0.44%, VRDN	2/14/92	$ 6,800,000
Series 1995 3, 0.47%, VRDN	9/15/95	$ 9,400,000
Series 1995 4, 0.47%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 793,328
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,309,605,806.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

August 31, 2009

1.805778.105

SNJ-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.9%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,200,000	$ 1,200,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	600,000	600,000
Series 2008 B3, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	900,000	900,000
		1,500,000
Delaware/New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Series 2008, 0.2%, LOC TD Banknorth, NA, VRDN (a)	3,700,000	3,700,000
Florida - 2.1%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.3%, LOC Freddie Mac, VRDN (a)	1,065,000	1,065,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.28%, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.28%, LOC Bank of Scotland PLC, VRDN (a)	22,165,000	22,165,000
		24,330,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 1.62%, LOC RBS Citizens NA, VRDN (a)	1,400,000	1,400,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	1,300,000	1,300,000
New Jersey - 74.0%
Bergen County Impt. Auth. Lease Rev. BAN 1.5% 4/29/10	5,000,000	5,032,712
Bergen County Impt. Auth. Rev.:
Bonds Series 2009 A, 2% 2/15/10	780,000	784,933
BAN Series 2009 A, 1.25% 5/11/10	22,608,059	22,735,427
Camden Gen. Oblig. BAN:
Series 2009 B, 2% 8/25/10	5,100,000	5,137,519
2.5% 9/1/09	1,200,000	1,200,000
Carteret Gen. Oblig. BAN:
2% 2/12/10	4,300,000	4,309,506
3.5% 10/23/09	4,328,000	4,334,012
Chatham Boro Gen. Oblig. BAN 3.5% 11/6/09	2,455,850	2,459,087
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Chatham Township Gen. Oblig. BAN 1.5% 7/23/10	$ 3,711,250	$ 3,736,168
Clark Township Gen. Oblig. BAN 2% 3/26/10	8,760,000	8,819,328
Cranbury Township Gen. Oblig. BAN 4% 12/4/09	2,000,000	2,008,200
East Windsor Township Gen. Oblig. BAN 3% 11/20/09	12,735,000	12,769,818
Franklin Lakes Gen. Oblig. BAN 2% 10/29/09	1,280,000	1,282,054
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,190,000	4,190,000
Hopewell Township Gen. Oblig. BAN 1.5% 6/10/10	8,900,000	8,971,856
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.22%, LOC Bank of New York, New York, VRDN (a)	24,355,000	24,355,000
Mahwah Township Gen. Oblig. BAN 1.5% 6/11/10	5,475,000	5,519,360
Mendham Township Gen. Oblig. BAN 1.5% 5/28/10	1,583,000	1,588,892
Mercer County Gen. Oblig. BAN Series A, 2.25% 1/14/10	3,400,000	3,417,200
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.1%, LOC Bank of America NA, VRDN (a)	7,750,000	7,750,000
Morris County Gen. Oblig. BAN Series 2008, 3% 9/18/09	1,000,000	1,001,125
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.2%, LOC Bank of New York, New York, VRDN (a)	34,285,000	34,285,000
Series 2003 A2, 0.2%, LOC Bank of New York, New York, VRDN (a)	40,550,000	40,550,000
Series 2003 A4, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	13,500,000	13,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Catholic Cmnty. Svcs.) Series 1995, 0.43%, LOC Wachovia Bank NA, VRDN (a)	3,305,000	3,305,000
(Duke Farms Foundation Proj.) Series 2009 A, 0.1%, LOC Northern Trust Co., Chicago, VRDN (a)	5,100,000	5,100,000
(Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.22%, LOC Citibank NA, VRDN (a)	5,395,000	5,395,000
(The Pennington School Proj.) Series 2005, 2%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,400,000	4,400,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	3,630,000	3,630,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2002 C, 5% 6/15/10	9,110,000	9,426,547
(Arbor Glen of Bridgewater Proj.) Series 2004, 0.2%, LOC Banco Santander SA, VRDN (a)	22,200,000	22,200,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
(Cooper Health Sys. Proj.) Series 2008 A, 0.22%, LOC TD Banknorth, NA, VRDN (a)	$ 13,800,000	$ 13,800,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.2%, LOC Wachovia Bank NA, VRDN (a)	2,090,000	2,090,000
Series 2008 V3, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	73,210,000	73,210,000
Series 2008 V4, 0.19%, LOC Bank of America NA, VRDN (a)	86,435,000	86,435,000
Series 2008 V5, 0.35%, LOC Wachovia Bank NA, VRDN (a)	25,700,000	25,700,000
New Jersey Econ. Dev. Auth. School Rev.:
(Blair Academy Proj.) Series 2007, 0.23%, LOC Wachovia Bank NA, VRDN (a)	455,000	455,000
Series 2006 R1, 0.11%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	29,000,000	29,000,000
New Jersey Edl. Facilities Auth. Rev. Bonds Series 2004 A, 5.25% 9/1/09	1,410,000	1,410,000
New Jersey Envir. Infrastructure Trust Bonds Series 1999 A, 5.5% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (d)	1,730,000	1,747,300
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	12,000,000	12,190,470
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (a)	18,355,000	18,355,000
Series 2008 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	6,380,000	6,380,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2005 A1, 0.24%, LOC Wachovia Bank NA, VRDN (a)	4,835,000	4,835,000
(Childrens Specialized Hosp. Proj.) Series 2005 B, 0.23%, LOC Wachovia Bank NA, VRDN (a)	1,700,000	1,700,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Series 2003 B, 0.22%, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
Series 2006 A5, 0.23%, LOC Wachovia Bank NA, VRDN (a)	5,000,000	5,000,000
(Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.28%, LOC Bank of America NA, VRDN (a)	10,285,000	10,285,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.28%, LOC Wachovia Bank NA, VRDN (a)	8,100,000	8,100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(St. Francis Med. Ctr. Proj.) Series 2003 A5, 0.43%, LOC Wachovia Bank NA, VRDN (a)	$ 1,315,000	$ 1,315,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.24%, LOC UBS AG, VRDN (a)	22,200,000	22,200,000
(Virtua Health Proj.):
Series 2004, 0.23%, LOC Wachovia Bank NA, VRDN (a)	14,900,000	14,900,000
Series 2009 E, 0.14%, LOC TD Banknorth, NA, VRDN (a)	10,000,000	10,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2008 BB:
0.22% (Liquidity Facility TD Banknorth, NA), VRDN (a)	3,000,000	3,000,000
0.25% (Liquidity Facility TD Banknorth, NA), VRDN (a)	16,000,000	16,000,000
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. Bonds (Sr. Parkway Proj.) 6.2% 1/1/10 (Escrowed to Maturity) (d)	1,035,000	1,054,778
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN:
Series Clipper 07 9, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,860,000	10,860,000
Series Putters 1734 B, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	35,395,000	35,395,000
Series Putters 1806 B, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	15,765,000	15,765,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	12,500,000	12,500,000
Series 2009 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,000,000	3,000,000
Series 2009 D, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	5,000,000	5,000,000
New Jersey Trans. Trust Fund Auth. Bonds Series 2001 C, 5.25% 12/15/09	11,000,000	11,124,303
Paramus School District BAN 3.5% 11/6/09	5,436,000	5,445,682
Princeton Borough Gen. Oblig. BAN 1.5% 3/19/10	7,188,160	7,223,980
Robbinsville Township Gen. Oblig. BAN 2.25% 1/14/10	8,379,000	8,422,320
Rutgers State Univ. Rev.:
Series 2009 G, 0.1% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	9,545,000	9,545,000
Series A, 0.38% 10/1/09, CP	800,000	800,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A4, 0.23%, LOC Wachovia Bank NA, VRDN (a)	5,300,000	5,300,000
Summit Gen. Oblig. BAN 2% 5/14/10	4,200,000	4,237,852
Tewksbury Township Gen. Oblig. BAN 2% 6/24/10	10,549,181	10,664,756
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Union County Gen. Oblig. BAN:
1.75% 7/1/10	$ 18,100,000	$ 18,298,349
2% 7/1/10	19,000,000	19,249,680
Washington Township Gen. Oblig. BAN 3.5% 10/23/09	7,924,000	7,934,013
Watchung Gen. Oblig. BAN 2% 3/2/10	3,895,000	3,919,083
West Orange Township Gen. Oblig. BAN 3.5% 11/30/09	3,378,225	3,387,989
		844,629,299
New Jersey/Pennsylvania - 4.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Bonds Series 1999, 5.5% 1/1/10 (FSA Insured)	2,000,000	2,031,304
Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	18,700,000	18,700,000
Series 2008 B, 0.22%, LOC TD Banknorth, NA, VRDN (a)	27,700,000	27,700,000
		48,431,304
New York - 0.7%
New York Dorm. Auth. Revs. Participating VRDN Series EGL 06 0138 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	8,000,000	8,000,000
New York & New Jersey - 6.5%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	21,675,000	21,675,000
Series Putters 1546, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,345,000	6,345,000
Series Putters 3094, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,335,000	13,335,000
Series Putters 3427, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series 1992 2, 0.44%, VRDN (a)(f)	6,900,000	6,900,000
Series 1997 1, 0.44%, VRDN (a)(f)	8,900,000	8,900,000
Series 1997 2, 0.44%, VRDN (a)(f)	10,400,000	10,400,000
Series 2004 1, 0.45%, VRDN (a)	2,000,000	2,000,000
		74,555,000
Pennsylvania - 0.4%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 A, 2.15%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,600,000	4,600,000
Puerto Rico - 1.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.1%, LOC UBS AG, VRDN (a)	10,680,000	10,680,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
Series 2007 A7, 0.3%, LOC UBS AG, VRDN (a)	$ 1,600,000	$ 1,600,000
Series 2008 B, 0.1%, LOC Wachovia Bank NA, VRDN (a)	5,500,000	5,500,000
		17,780,000
South Carolina - 0.2%
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.33% (Liquidity Facility Wachovia Bank NA), VRDN (a)	2,100,000	2,100,000
Texas - 0.2%
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.95%, LOC Compass Bank, VRDN (a)	1,300,000	1,300,000
Harris County Gen. Oblig. Participating VRDN Series ROC II R 718 PB, 0.44% (Liquidity Facility Deutsche Postbank AG) (a)(e)	485,000	485,000
		1,785,000
Virginia - 0.1%
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.39% (Liquidity Facility Citibank NA) (a)(e)	1,000,000	1,000,000
	Shares
Other - 9.0%
Fidelity Tax-Free Cash Central Fund, 0.20% (b)(c)	102,213,000	102,213,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,138,523,603)		1,138,523,603
NET OTHER ASSETS - 0.2%		2,265,619
NET ASSETS - 100%		$ 1,140,789,222
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 2.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1992 2, 0.44%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 0.44%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 0.44%, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 279,418
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,138,523,603.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2009